Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Short-term borrowings and long-term debt
14.	Short-term borrowings and long-term debt
Short-term borrowings and long-term debt are comprised of the following:

	April 1, 2020
	Book value (Yen in millions)	Weighted average interest rate	Due
Short-term borrowings	824,045	0.74%
Long-term debt
Long-term loans	254,916	0.26%	2020-2030
Unsecured bonds	259,441	0.29%	2020-2029
Unsecured zero coupon convertible bonds	117,359	—%	2022
Lease liabilities	406,237	2.48%

	1,037,953
Less — Portion due within one year	98,923

	939,030

	March 31, 2021
	Book value (Yen in millions)	Weighted average interest rate	Due
Short-term borrowings	1,201,747	0.14%
Long-term debt
Long-term loans	526,790	0.62%	2021-2030
Unsecured bonds	289,491	0.28%	2021-2029
Unsecured zero coupon convertible bonds	40,738	—%	2022
Lease liabilities	402,023	2.12%

	1,259,042
Less — Portion due within one year	205,406

	1,053,636

	March 31, 2022
	Book value (Yen in millions)	Weighted average interest rate	Due
Short-term borrowings	1,976,553	0.18%
Long-term debt
Long-term loans	693,603	0.70%	2022-2056
Unsecured bonds	189,608	0.25%	2022-2029
Unsecured zero coupon convertible bonds	26,495	—%	2022
Lease liabilities	465,349	2.10%

	1,375,055
Less — Portion due within one year	171,409

	1,203,646

Certain subsidiaries in the Financial Services segment pledged assets as collateral for short-term borrowings and long-term debt and the pledged assets are comprised of the following:

	Yen in millions
	April 1	March 31
	2020	2021	2022
Securities	740,331	1,036,855	1,490,663
Housing loans in the banking business	374,314	553,722	782,175

In addition to the above, certain subsidiaries in the Financial Services segment pledged securities for securities-for-securities
lending transactions and the pledged securities are as follows:

	Yen in millions
	April 1	March 31
	2020	2021	2022
Securities	—	361,278	521,912
Furthermore, pledged securities of certain subsidiaries in the Financial Services segment as collateral for cash settlements, variation margins of futures markets and certain other purposes are as follows:

	Yen in millions
	April 1	March 31
	2020	2021	2022
Securities	14,672	17,355	21,271
On July 21, 2015, Sony issued 120,000 million yen of 130% Callable Unsecured Zero Coupon Convertible Bonds due on September 28, 2022 (the “Zero Coupon Convertible Bonds”). The bondholders are entitled to convert the Zero Coupon Convertible Bonds into shares of common stock from September 1, 2015 to September 28, 2022. The initial conversion price was 5,008 yen per share. The conversion price is subject to anti-dilution provisions, where the conversion price is adjusted in certain cases such as the issuance or disposal of the shares of Sony Group Corporation’s common stock at below market price, stock splits, bonus issues of shares, and dividends in excess of 25 yen per common share per fiscal year. In addition, an early redemption is triggered upon the occurrence of certain corporate events including a merger or corporate split, and the completion of a takeover bid resulting in the delisting of the shares of common stock of Sony Group Corporation. The conversion price is reduced for a certain period prior to the early redemption date, which is determined by a formula that is based on time to maturity and Sony’s common stock price, in order to compensate bondholders for the time value up to the original maturity date. The reduced conversion price ranges from 3,526.5 yen to 5,008 yen per share. The conversion price has been adjusted to 4,952.8 yen per common share since June 10, 2022 because the payment of the total annual dividend per common share for the fiscal year ended March 31, 2022 was 65 yen, which is in excess of 25 yen. At the early redemption date, the remaining Zero Coupon Convertible Bonds would be redeemed at 100% of the principal amount. The conversion right is bifurcated from the host contract and classified as equity.
Sony has the option to redeem all of the Zero Coupon Convertible Bonds outstanding at 100% of the principal amount on or after July 21, 2020, if the closing price per share of Sony Group Corporation’s common stock on the Tokyo Stock Exchange is 130% or more of the conversion price of the Zero Coupon Convertible Bonds applicable on each trading day for 20 consecutive trading days. As the option is considered closely related to the host contract, Sony does not bifurcate the option from the host contract.
There are no significant adverse debt covenants under the Zero Coupon Convertible Bonds.
There are no significant adverse debt covenants or cross-default provisions related to the other short-term borrowings and long-term debt.